Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.72750%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,598,641.88

Principal:
Principal Collections	$20,580,025.88
Prepayments in Full	$9,399,475.57
Liquidation Proceeds	$534,552.43
Recoveries	$124,245.78
Sub Total	$30,638,299.66
Collections	$32,236,941.54

Purchase Amounts:
Purchase Amounts Related to Principal	$156,894.15
Purchase Amounts Related to Interest	$631.68
Sub Total	$157,525.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,394,467.37

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,394,467.37
Servicing Fee	$686,596.47	$686,596.47	$0.00	$0.00	$31,707,870.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,707,870.90
Interest - Class A-2a Notes	$97,360.06	$97,360.06	$0.00	$0.00	$31,610,510.84
Interest - Class A-2b Notes	$71,716.48	$71,716.48	$0.00	$0.00	$31,538,794.36
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$31,155,002.69
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$31,013,171.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,013,171.02
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$30,956,196.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,956,196.35
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$30,913,816.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,913,816.77
Regular Principal Payment	$27,980,147.45	$27,980,147.45	$0.00	$0.00	$2,933,669.32
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,933,669.32
Residual Released to Depositor	$0.00	$2,933,669.32	$0.00	$0.00	$0.00
Total		$32,394,467.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,980,147.45
Total					$27,980,147.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,967,860.32	$60.08	$97,360.06	$0.31	$19,065,220.38	$60.39
Class A-2b Notes	$9,012,287.13	$60.08	$71,716.48	$0.48	$9,084,003.61	$60.56
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$27,980,147.45	$21.24	$794,054.13	$0.60	$28,774,201.58	$21.84

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$112,338,528.35	0.3558395	$93,370,668.03	0.2957576
Class A-2b Notes	$53,375,924.14	0.3558395	$44,363,637.01	0.2957576
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$730,654,452.49	0.5546438	$702,674,305.04	0.5334039

Pool Information
Weighted Average APR	2.385%	2.372%
Weighted Average Remaining Term	43.51	42.64
Number of Receivables Outstanding	42,017	41,291
Pool Balance	$823,915,763.48	$792,801,192.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$762,209,971.31	$733,763,105.29
Pool Factor	0.5761656	0.5544071

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$11,892,017.88
Yield Supplement Overcollateralization Amount	$59,038,086.79
Targeted Overcollateralization Amount	$90,126,887.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,126,887.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$443,623.37
(Recoveries)		59	$124,245.78
Net Loss for Current Collection Period			$319,377.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4652%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5994%
Second Prior Collection Period			0.7520%
Prior Collection Period			0.9404%
Current Collection Period			0.4741%
Four Month Average (Current and Prior Three Collection Periods)			0.6915%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,556	$6,195,287.46
(Cumulative Recoveries)			$494,116.20
Cumulative Net Loss for All Collection Periods			$5,701,171.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3987%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,981.55
Average Net Loss for Receivables that have experienced a Realized Loss			$3,663.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	366	$8,002,269.16
61-90 Days Delinquent	0.14%	45	$1,124,979.94
91-120 Days Delinquent	0.03%	9	$236,411.76
Over 120 Days Delinquent	0.04%	14	$332,917.17
Total Delinquent Receivables	1.22%	434	$9,696,578.03

Repossession Inventory:
Repossessed in the Current Collection Period		27	$666,142.39
Total Repossessed Inventory		60	$1,522,324.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1659%
Prior Collection Period			0.1333%
Current Collection Period			0.1647%
Three Month Average			0.1546%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2137%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer